23. Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases
23.	Leases
23.1.	Lease obligations

When entering into a contract, the Company assesses whether the contract is, or contains, a lease. The contract is, or contains, a lease if it transfers the right to control the use of the identified asset for a specified period in exchange for consideration.

The Company leases equipment and commercial spaces, including stores and distribution centers, under cancellable and non-cancellable lease agreements. The terms of the contracts vary substantially between 5 and 25 years.

The Group as lessees

The Group evaluates its lease agreements in order to identify lease terms for a right to use, using the exemptions provided for contracts with a term of less than twelve months and an individual asset value below US$5,000 (five thousand dollars).

The contracts are then recorded, when the lease begins, as a Lease Liability against the Right of Use (notes 15 and 16), both at the present value of the minimum lease payments, using the interest rate implicit in the contract, if this can be used, or an incremental borrowing rate considering loans obtained by the Group.

The lease term used in the measurement corresponds to the term that the lessee is reasonably certain to exercise the option to extend the lease or not to exercise the option to terminate the lease.

Subsequently, payments made are segregated between financial charges and reduction of the lease liability, in order to obtain a constant interest rate on the liability balance. Financial charges are recognized as financial expenses for the period.

Right of use assets are amortized over the lease term. Capitalizations for improvements, improvements and renovations carried out in stores are amortized over their estimated useful life or the expected term of use of the asset, limited if there is evidence that the lease will not be extended.

Variable rents are recognized as expenses in the years in which they are incurred.

The Group as lessors

Leases where the Group does not substantially transfer all the risks and rewards of ownership of the asset are classified as operating leases. The initial direct costs of negotiating operating leases are added to the book value of the leased asset and recognized over the term of the contract, on the same basis as rental income.

Variable rents are recognized as income in the years in which they are earned.

Leasing contracts totaled R$8,667 as of December 31, 2019 (R$5,787 as of December 31, 2018), as presented in the following table:

	2019	2018
		Restated
Financial lease liability – minimum lease payments:
Up to 1 year	937	507
1 - 5 years	2,936	1,956
Over 5 years	4,794	3,324
Present value of finance lease agreements	8,667	5,787

Future financing charges	8,007	6,780
Gross amount of finance lease agreements	16,674	12,567

The interest expense on lease liabilities is presented in note 29. The incremental borrowing rate of the Group at the date of signing the agreements was 10.73% in the year ended December 31, 2019 (12.61% in 2018 and 12.87% in 2017).

23.2.	Movement of leasing obligation

At December 31, 2018	5,787
Additions	807
Remeasurement	838
Accrued interest	862
Payments	(1,498)
Anticipated lease contract termination	(116)
Business combination	1,817
Exchange rate changes	33
Deconsolidation Via Varejo	137
At December 31, 2019	8,667

Current	937
Noncurrent	7,730

At December 31, 2017	5,267
Additions	519
Remeasurement	853
Accrued interest	985
Exchange and monetary variation	1
Payments	(1,743)
Anticipated lease contract termination	(80)
Liabilities related to assets held for sale and discontinued operations	(15)
At December 31, 2018	5,787

Current	507
Noncurrent	5,280

23.3.	Lease expense on variable rents, low value assets and short-term agreements

	2019	2018	2017
Expenses (income) for the year:		Restated	Restated
Variable (0.1% to 4.5% of sales)	34	31	19
Sublease rentals (*)	(230)	(191)	(174)

(*) Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.